PIMCO Commodity and Bond Strategy Active Exchange-Traded Fund Average Annual Total Returns			12 Months Ended	32 Months Ended
		Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	22.88%
Bloomberg Commodity Index Total Return (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			15.77%	7.23%
PIMCO Commodity Strategy Active Exchange-Traded Fund
Prospectus [Line Items]
Average Annual Return, Percent			12.38%	9.35%
Performance Inception Date		May 09, 2023
PIMCO Commodity Strategy Active Exchange-Traded Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]		10.96%	7.00%
PIMCO Commodity Strategy Active Exchange-Traded Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.30%	6.14%

[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.